Document Information	Apr. 23, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Amendment	false
CIK	0001798749
Registrant Name	AEROVATE THERAPEUTICS, INC.
Period End Date	Apr. 23, 2025